Equity (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Information about Allotted and Fully Paid Share Capital

(a) Allotted and fully paid share capital – ordinary shares of 28 101/108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2018	2,695	780
At 30 June 2017 and 30 June 2016	2,754	797

Schedule of Information about Hedging and Exchange Reserve

(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2015	21	(1,173)	(1,152)
Other comprehensive income	(111)	742	631

At 30 June 2016	(90)	(431)	(521)
Other comprehensive income	69	(1)	68

At 30 June 2017	(21)	(432)	(453)
Other comprehensive income	(44)	(530)	(574)
Adoption of IFRS 9 by associate	(3)	—	(3)

At 30 June 2018	(68)	(962)	(1,030)

Schedule of Information about Movements in Own Shares

(c) Own shares

Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2015	248	2,228
Share trust arrangements	(1)	(6)
Shares purchased employee share plans	2	42
Shares used to satisfy options	(5)	(75)

At 30 June 2016	244	2,189
Share trust arrangements	(3)	(32)
Shares purchased employee share plans	5	101
Shares used to satisfy options	(5)	(82)

At 30 June 2017	241	2,176
Share trust arrangements	(1)	(9)
Shares purchased employee share plans	2	66
Shares used to satisfy options	(4)	(89)
Shares purchased – share buyback programme	59	1,507
Shares cancelled	(59)	(1,507)

At 30 June 2018	238	2,144

Schedule of Information about the Monthly Breakdown of Shares Purchased and the Average Price Paid Per Share

The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2018 were as follows:

Calendar month	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
September 2017	5,379,511	7,918,187	2521	243,854,813
October 2017	8,287,168	8,287,168	2535	235,567,645
November 2017	8,168,860	8,168,860	2587	227,398,785
December 2017	6,903,910	6,903,910	2638	220,494,875
January 2018	8,822,763	8,822,763	2628	211,672,112
February 2018	20,146,596	20,146,596	2474	191,525,516
March 2018	1,234,920	1,234,920	2491	190,290,596

Total	58,943,728	61,482,404	2544	190,290,596

Schedule of Information about Dividends

(d) Dividends

	2018 £ million	2017 £ million	2016 £ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2017
38.5 pence per share (2016 – 36.6 pence; 2015 – 34.9 pence)	968	920	876
Interim dividend for the year ended 30 June 2018
24.9 pence per share (2017 – 23.7 pence; 2016 – 22.6 pence)	613	595	567

	1,581	1,515	1,443

Schedule of Information about the Amounts Attributable to Non Controlling Interests

Summarised financial information for USL, Ketel One and others, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2018			2017	2016
	USL £ million	Ketel One and others £ million	Total £ million	Total £ million	Total £ million
Income statement				1
Sales	3,075	1,851	4,926	4,844	4,023
Net sales	981	1,450	2,431	2,412	2,138
Profit for the year	47	197	244	229	251
Other comprehensive (loss)/income(i)	(130)	(33)	(163)	116	399

Total comprehensive (loss)/income	(83)	164	81	345	650

Attributable to non-controlling interests	(36)	89	53	148	290

Balance sheet
Non-current assets(ii)	2,223	2,750	4,973	4,975	4,825
Current assets	653	731	1,384	1,222	1,188
Non-current liabilities	(509)	(916)	(1,425)	(1,327)	(1,339)
Current liabilities	(572)	(611)	(1,183)	(1,199)	(1,193)
Net assets	1,795	1,954	3,749	3,671	3,481

Attributable to non-controlling interests	788	977	1,765	1,715	1,650

Cash flow
Net cash inflow from operating activities	83	251	334	355	245
Net cash (outflow)/inflow from investing activities	(8)	(128)	(136)	(86)	17
Net cash outflow from financing activities	(70)	(94)	(164)	(172)	(212)

Net increase in cash and cash equivalents	5	29	34	97	50
Exchange differences	(1)	(1)	(2)	(3)	(1)
Dividends payable to non-controlling interests	—	(101)	(101)	(83)	(101)

(i)	Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.
(ii)

Ketel One includes the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2018 was £1,363 million (2017 – £1,385 million; 2016 – £1,354 million).

(1) In the year ended 30 June 2018 a rights issue was completed by Guinness Nigeria (GN) where Diageo’s controlling equity share in GN increased from 54.32% to 58.02%. The transaction resulted in a credit of £31 million to non-controlling interests and a charge of £5 million to retained earnings.

(2) In the year ended 30 June 2018 an agreement was concluded with the minority shareholders of Serengeti Breweries Limited (SBL), a subsidiary of EABL, where an intercompany liability was forgiven and the non-controlling interest in SBL was reduced from 68.53% to 60.76%. The transaction resulted in a net charge to retained earnings of £72 million.

Schedule of Information about Employee Share Compensation

The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2018 is as follows:

	2018 £ million	2017 £ million	2016 £ million
Executive share award plans	33	28	24
Executive share option plans	3	3	3
Savings plans	3	3	2

	39	34	29

Schedule of Fair Value of Each Share Award Used the Monte Carlo Pricing Model and Weighted Average Assumptions

For the three years ended 30 June 2018, the calculation of the fair value of each share award used the Monte Carlo pricing model and the following assumptions:

	2018	2017	2016
Risk free interest rate	0.3%	0.1%	1.0%
Expected life of the awards	37 months	36 months	37 months
Dividend yield	2.6%	3.0%	3.2%
Weighted average share price	2573 p	2130 p	1737 p
Weighted average fair value of awards granted in the year	1761 p	1427 p	1058 p
Number of awards granted in the year	2.3 million	3.6 million	3.1 million
Fair value of all awards granted in the year	£41 million	£51 million	£33 million

Schedule of Transactions on Executive Share Award Plans

Transactions on the executive share award plans for the three years ended 30 June 2018 were as follows:

	2018 Number of awards million	2017 Number of awards million	2016 Number of awards million
Balance outstanding at 1 July	7.9	7.2	7.6
Granted	2.3	3.6	3.1
Exercised/awarded	(0.7)	(1.3)	(1.6)
Forfeited/expired	(1.7)	(1.6)	(1.9)

Balance outstanding at 30 June	7.8	7.9	7.2